Pruco Life Insurance Company of New Jersey    Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department

                                              Pruco Life Insurance Company
                                               of New Jersey
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-4708 fax: (973) 802-9560


                                              September 14, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

         Re:  Pruco Life of New Jersey Variable Insurance Account
              (File No. 811-03646)

Dear Commissioners:

     On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Variable Insurance Account (the "Account"), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the "Act"), that the Account's semi-annual report for the period ending June 30, 2001 has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

     We incorporate by reference the following semi-annual report for the underlying fund:


         Filer/Entity:         The Prudential Series Fund, Inc.
         Registration No.:     811-03623
         CIK No.:              0000711175
         Accession No.:        0000950130-01-504290
         Date of Filing:       08/31/01


     If you have any questions regarding this filing, please contact me at (973) 802-4708.



                                                     Sincerely,



                                                      /s/
                                                     ---------------------------
                                                      Thomas C. Castano



VIA EDGAR